Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term debt [Abstract]
Long Term Debt
	As of December 31,
	2024	2023
Current liabilities:
Current portion of secured bank loans	$3,104,552,010	$1,866,499,269
Unsecured bank loans	30,694,061	64,827,258
Interest	346,134,418	108,029,151
Total current liabilities	$3,481,380,489	$2,039,355,678

Non-current liabilities:
Secured bank loans	$7,692,819,937	$4,641,315,619
Unsecured bank loans	—	2,001,517
Total non-current liabilities	$7,692,819,937	$4,643,317,136

Terms and Repayment Schedule
					As of
Currency		Nominal interest rate 2024	Nominal interest rate 2023	Maturity	December 31, 2024	December 31, 2023

Fideicomiso Murano 2000 CIB/3001 (subsidiary of Murano World):
Banco Nacional de Comercio Exterior S.N.C. Institución de Banca de Desarrollo (“Bancomext”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	$-	$1,013,610,000
Caixabank, S.A. Institución de Banca Múltiple (“Caixabank”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	-	1,013,610,000
Sabadell, S.A. Institución de Banca Múltiple (“Sabadell”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	-	844,675,000
Avantta Sentir Común, S. A. de C.V., SOFOM, E.N.R. (Avantta) (1)	USD	SOFR + 4.0116%	N/A	2033	-
Nacional Financiera, Sociedad Nacional de Crédito, Institución de Banca de Desarrollo (“NAFIN”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	-	1,010,419,654
Bancomext (2)	MXN	TIIE 91 + 2.75%	TIIE 91 + 2.75%	See (2)	-	54,441,003
Cost to obtain loans and commissions						(46,187,476)
Total Fideicomiso Murano 2000					-	3,890,568,181

Inmobiliaria Insurgentes 421:
Bancomext (3)	USD	SOFR + 3.5%	SOFR + 3.5%	2037	2,029,066,425	1,687,477,257
Cost to obtain loans and commissions					(17,038,019)	(18,383,126)
Total Inmobiliaria Insurgentes 421					2,012,028,406	1,669,094,131

Murano World:
Exitus Capital S.A.P.I de C. V. ENR (“Exitus Capital”) (4)	USD	15.00%	15.00%	2025	-	253,402,500
Exitus Capital (5)	USD	15.00%	15.00%	2025	-	14,862,566
Exitus Capital (6)	USD	15.00%	15.00%	2025	-	18,391,571
Exitus Capital (7)	USD	15.00%		2026	373,168,040	-
Arrendadora Fínamo,S.A. de C.V. (“Finamo”) (8)	MXN	15.76%	15.76%	2027	282,011,355	364,390,142
Administradora de Soluciones de Capital, S.A. de C.V. SOFOM ENR (Finamo) (9)	MXN	22.00%	N/A	2025	144,493,360	-
ALG (10)	USD	10%	10%	2030	410,206,000	337,870,000
Santander International (11)	USD	Best Rate+0.80%	Best Rate+0.80%	2025	30,694,061	25,335,608
Cost to obtain loans and commissions					(7,833,206)	(11,658,806)
Total Murano World					1,232,739,610	1,002,593,581

Edificaciones BVG:
Exitus Capital (12)					4,776,175	12,387,770
Total Edificaciones BVG					4,776,175	12,387,770

Murano PV:
NAFIN (13)	USD	SOFR + 3.75% first year; second year SOFR +4.00 and third year SOFR + 4.25%		2027	1,126,878,115
Administradora de Soluciones de Capital, S.A. de C.V. SOFOM NR (ASC Finamo) (14)	USD	15%	-	2030	458,160,522
ASC Finamo (15)	MXN	22%	-	2025	100,000,000
Cost to obtain loans and commissions					(26,599,533)	-
Total Murano PV					1,658,439,104	-

Fideicomiso 4323 (issuer trust):
Senior Notes(16)	USD	11% plus 2% of PIK capitalized first three years		2031	6,153,090,000	-
Cost to obtain loans and commissions					(233,007,287)	-
Total Fideicomiso 4323					5,920,082,713

Accrued interest payable					346,134,418	108,029,151
Total debt					11,174,200,426	6,682,672,814

Current instalments					3,481,380,489	2,039,355,678

Long-term debt, excluding current instalments					$7,692,819,937	$4,643,317,136

(1)
Syndicated secured mortgage loan of up to U.S.$160,000,000. Operadora GIC I is jointly liable for this loan as well as Operadora GIC II and Murano World. On July 11, 2022, NAFIN joined the syndicated loan under the same terms as the other lenders, granting U.S.$34,811,150 to Fideicomiso Murano 2000.

On August 24, 2023, the Group restructured the syndicated loan to increase the credit line by U.S.$45,000,000, with a variable interest rate based on 3M SOFR rate with a fixed spread of 4.0116%. The credit extension was documented through two additional tranches of debt:  Tranche B of U.S.$35,000,000 to be used to finalize the construction of phase one of the GIC Complex and Tranche C of U.S.$10,000,000 to be used to cover additional project costs and capital requirements for the development of the GIC Complex. NAFIN is funding U.S.$35,000,000 under Tranche B and Sabadell is funding the remaining U.S.$10,000,000 under Tranche C to Fideicomiso Murano 2000.

On February 1, 2024, the Group received U.S.$6,000,000 related to Tranche C.

On April 9, 2024, an amendment to the syndicated secured mortgage loan of Fideicomiso Murano 2000 was signed by and between Avantta Sentir Común, S. A. de C.V., SOFOM, E.N.R., as adherent creditor and assignee, Sabcapital, S.A. de C.V., SOFOM, E.R., as the assignor, with the appearance of Sabadell in its capacity as administrative and collateral whereby the assignor assigned and transferred to the assignee its rights and obligations owned as a Tranche C creditor representing 60% of the tranche C commitment, amounting to U.S. $6,000,000.00 as the assigned amount.

On May 14, 2024, the Group received the remaining U.S.$4,000,000 related to the tranche C of this Syndicated loan.

On September 12, 2024, the balance of this loan was repaid in full in connection with the issuance of the Senior Notes described in section (16) below.

(2)
Secured loan under a credit line of up to U.S. $31,480,000 to finance VAT receivable with a 36-month maturity or earlier on collection of such VAT receivables from Mexican authorities, with unpaid balances, if any, after 36 months payable within 18 months.

On December 18, 2023, the Group and the lender extended the maturity period of this loan to December 2024.

On April 11, 2024, and May 24, 2024, the Group received $137,615,652 and $63,051,049, respectively.

As of September 12, 2024, the balance of this loan was repaid in full in connection with the issuance of the Senior Notes described in section (16) below.

(3)
On October 18, 2018, Inmobiliaria Insurgentes 421 obtained a U.S.$49,753,000 unsecured loan. This loan was renegotiated to  U.S.$7,500,000 on October 10, 2022, with this loan, the Group repaid fully the first loan, including interest. This loan is secured by the Insurgentes Complex with OHI421 and OHI421 Premium jointly liable and with the pledge of the Murano PV shares.

In May 2023, the Group restructured this loan with an increase of U.S.$25,000,000 giving a total credit line of U.S.$100,000,000.

On April 4, 2024, the Group amended the loan agreement between Inmobiliaria Insurgentes 421 and Bancomext. The main change included reducing the amount of the principal payments from April 2024 to April 2025, as well as receiving an event of default waiver from Bancomext, in connection with the borrower’s funding obligations in respect of the debt service reserve accounts. The parties executed an amendment and waiver agreement to provide new terms and conditions with respect to the funding obligations of the debt service reserve accounts.

As of December 31, 2024, the Group has not fully funded the debt services reserve accounts, resulting in a covenant breach. The loan has not been accelerated, and the creditor has not notified an intention to do so. The Group has requested a waiver of this breach from the lender. As of December 31, 2024, the entire balance is classified as a current liability.

(4)	Syndicated secured mortgage loan of U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus) with the major shareholders of the Group as joint obligors.

(5)
Loan agreement up to U.S.$2,500,000 with the major shareholders as joint obligors. As of December 31, 2023, the total amount drawn was $18,391,571 (U.S. $1,088,677). On January 26, 2024, February 26, 2024, March 26, 2024, April 26, 2024 and May 26, 2024, the Group drew U.S.$70,000, U.S.$316,000, U.S.$311,000, U.S.$325,000 and U.S.$374,000 respectively.

(6)	Loan agreement for U.S.$972,300 signed on June 26, 2023.

(7)	On September 30, 2024, Murano World restructured its debt with Exitus Capital and substitute the remaining balance of the three loans described in the sections (4) (5) and (6) above in the amounts of U.S.$15,000,000, U.S.$2,434,012 and U.S.$715,297, respectively. The amount of the new credit line was U.S.$18,149,309. The new loan requires us to pay interest quarterly at the annual interest rate of 15% starting October 1, 2024, with maturity on December 30, 2025. See note 20 for additional details about defaults subsequent to December 31, 2024

(8)
Sale and lease back agreement signed with Finamo in February 2023 for an amount of $350,000,000 with a 48-month termination period. The agreement includes the pledge of plots of land as security in La Punta Baja Mar that are subject to a registered debenture. The Group signed additional sale and lease back agreements for $60,000,000 in October and November 2023. See Note 13 for additional details about defaults subsequent to December 31, 2024.

(9)
On December 3, 2024, Murano World, as borrower and the major shareholders of the Group as joint obligors signed a loan agreement with Administradora de Soluciones de Capital, S.A. de C.V. SOFOM E.N.R. (Finamo) in the amount of $144,493,360 with maturity of 12 months and pays interest in a two-month period at the annual rate of 22%. See note 20 for additional details about defaults subsequent to December 31, 2024.

(10)
Secured loan agreement signed by Murano World, in March 31, 2023, for purchase and development of the beach club, which also guarantees this loan. This loan accrues interest at an annual rate of 10%. The interest payment due in December 2024 was not made, and as result, this loan is breached. Although the loan has not been accelerated and the creditor thereunder has not threatened to accelerate the loan, pursuant to IAS 1 “Presentation fo financial statements”, this loan is classified as current liability as of December 31, 2024. As of the date of the issuance of these financial statements, the Group is preparing to engage in constructive discussions with ALG to remedy this default.

(11)
Loan with “Best rate” interest for preferred clients. On March 27, 2024, Murano World increased this credit line from U.S.$1,500,000 to U.S.$2,000,000. On October 30, 2024, the Group repaid U.S.$500,000 to this loan agreement.

(12)
Sale and lease back agreement signed with Exitus Capital in December 2019 with a 36-month termination period for each tranche. See note 20 for additional details about defaults subsequent to December 31, 2024.

(13)
On October 17, 2024, Murano PV, as borrower, the major shareholders of the Group as joint obligors, and NAFIN signed a secured loan agreement up to U.S.$70,378,287. This loan is intended to assist Murano PV with its working capital. The maturity of this loan is October 28, 2027. The Group received the tranche A and part of the tranche B on October 28, 2024, in the amount of U.S.$54,942,059 at the signature date of the agreement.  The interest will be capitalized during the term of the loan at the interest rate of SOFR + 3.75% for the first year, SOFR + 4.00% for the second year and SOFR + 4.25% for the third year. Not being in default of any covenants under this loan agreement is a condition for any drawdown of the remaining balance of Tranche B (used for the interest payments).

(14)
On January 5, 2024, the Group signed a loan agreement with Finamo for $350,000,000 at a fixed annual interest rate of 17%; funds were received on the same date. On January 5, 2024, the Company and the major shareholder of the Group as joint obligor, also signed an additional loan agreement with Fínamo for U.S.$26,000,000 at a fixed annual interest rate of 15%. The funds were received on January 18, 2024, and part of this loan was used to pay the $350,000,000 described above. Unit 3 of the land in Grand Island was given as a guarantee under this loan agreement. On October 2, 2024, the Group make a prepayment of U.S. $3,661,930. See note 20 for additional details about defaults subsequent to December 31, 2024.

(15)
On April 9, 2024, Murano PV and the major shareholder of the Group as joint obligor, signed a loan agreement with Finamo for $100,000,000 with maturity in 6 months and a fixed annual interest rate of 22%. On December 3, 2024  the Group negotiated an extension to pay the principal amount of this loan from October 4, 2024, to November 5, 2025. See note 20 for additional details about defaults subsequent to December 31, 2024.

(16)
On September 12, 2024, the an issuance of Senior Secured Notes for U.S.$300,000,000 with maturity on  September 12, 2031, and will pay semi-annual coupons at an interest rate of 11% plus a 2% of PIK interest that will be capitalized over the first three years of the notes. The Senior Secured Notes are guaranteed by a mortgage over the private units 1 and 2 of the GIC Complex as well as the collection rights of the revenues generated by the phase one of the GIC Complex (1,016 rooms).  The main uses of this financing were to repay in full the balances of the secured mortgage syndicated loan of Fideicomiso Murano 2000 /CIB 3001 and the VAT credit both described in sections (1) and (2) above, respectively.

Reconciliation of Liabilities to Cash Flows Arising from Financing Activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

Long-term debt

Balances as of January 1, 2024	$6,682,672,814
Payments	(6,019,515,831)
Interest paid	(226,949,344)
Interest paid and capitalized (Note 7)	(303,443,168)
Proceeds from loans	8,964,217,491
Accrued interest	742,053,537
Amortization of cost to obtain loans and commissions	66,392,459
Costs to obtain loans and commissions	(265,689,972)
Total changes from financing cash flows	9,639,737,986

Effect on changes in foreign exchange rates	1,534,462,440

Balances as of December 31, 2024	$11,174,200,426

Long-term debt

Balances as of January 1, 2023	$5,563,175,004
Payments	(272,136,923)
Interest paid	(286,015,329)
Interest paid and capitalized (see note 7)	(275,133,471)
Proceeds from loans	2,116,176,076
Accrued interest	601,125,111
Amortization of cost to obtain loans and commissions	8,106,066
Costs to obtain loans and commissions	(37,075,869)
Total changes from financing cash flows	7,418,220,665

Effect on changes in foreign exchange rates	(735,547,851)

Balances as of December 31, 2023	$6,682,672,814